CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and cash equivalents	$ 96,332,962	$ 90,669,059
Time deposits with original maturities over three months	21,586,896	0
Restricted cash	5,544,273	4,115,733
Accounts receivable, net of allowance for doubtful accounts of $10,691,810 and $14,287,361 as of June 30, 2011 and 2012, respectively	136,589,994	98,002,235
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $1,232,813 and $1,890,108 as of June 30, 2011 and 2012, respectively	115,161,236	103,515,659
Other receivables, net of allowance for doubtful accounts of $249,052 and $344,978 as of June 30, 2011 and 2012, respectively	7,287,214	5,057,899
Advances to suppliers	10,300,182	7,818,493
Amounts due from related parties	16,336,558	12,175,447
Inventories	26,745,225	27,972,600
Prepaid expenses	876,363	1,018,841
Income tax recoverable	139,469	1,098,806
Deferred tax assets	772,061	2,021,466
Assets held for sale	0	8,945,718
Total current assets	437,672,433	362,411,956
Non-current assets:
Property, plant and equipment, net	63,536,646	53,581,313
Prepaid land leases	6,870,076	6,171,879
Acquired intangible assets, net	594,971	0
Advance payment for acquisition of a subsidiary	0	16,856,148
Investments in equity investees	13,080,929	15,596,090
Investments in cost investees	2,996,638	2,975,062
Goodwill	27,588,883	0
Deferred tax assets	414,399	991,496
Total non-current assets	115,082,542	96,171,988
TOTAL ASSETS	552,754,975	458,583,944
LIABILITIES AND EQUITY
Short-term bank loans	0	11,528,465
Current portion of long-term bank loans	7,914,668	5,408,245
Accounts payable	78,761,476	63,397,616
Construction costs payable	923,205	1,882,872
Deferred revenue	59,293,745	43,202,760
Accrued payroll and related expenses	6,448,623	6,181,626
Income tax payable	3,605,030	5,060,131
Warranty liabilities	3,575,920	2,798,800
Other tax payables	18,225,344	12,547,517
Accrued liabilities	7,746,036	5,692,209
Amounts due to related parties	1,964,275	3,338,563
Deferred tax liabilities	370,300	0
Total current liabilities	188,828,622	161,038,804
Non-current liabilities:
Long-term bank loans	24,641,374	31,676,865
Total non-current liabilities	24,641,374	31,676,865
Total liabilities	213,469,996	192,715,669
Commitments and contingencies
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	55,999	54,693
Additional paid-in capital	151,305,146	140,373,585
Statutory reserves	23,091,072	23,061,779
Retained earnings	130,934,342	74,741,788
Accumulated other comprehensive income	32,714,556	26,825,812
Total Hollysys Automation Technologies Ltd. stockholders' equity	338,101,115	265,057,657
Noncontrolling interests	1,183,864	810,618
Total equity	339,284,979	265,868,275
TOTAL LIABILITIES AND EQUITY	$ 552,754,975	$ 458,583,944